Reclamation deposits (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Aug. 25, 2025
Notes and other explanatory information [abstract]
Provisions			$ 9,000,000
Company to increase the surety	$ 969,350
Surety bond balance	$ 1,134,836	$ 1,154,920